Report of Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,497,173,000	$ 2,688,904,000
IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,507,370,000	2,700,821,000
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ (10,197,000)	$ (11,917,000)
Wholesale | Commercial real estate loans and advances including loan commitments
Disclosure of financial assets [line items]
ECL coverage %	16.00%	17.00%
Wholesale | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 100,530,000	$ 116,545,000
Collateral value	$ 2,311,000	$ 5,206,000
ECL coverage %	2.10%	2.40%
Wholesale | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 945,364,000	$ 956,792,000
Collateral value	$ 26,482,000	$ 29,765,000
ECL coverage %	0.60%	0.60%
Wholesale | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,375,000	$ 20,534,000
Collateral value	$ 741,000	$ 774,000
ECL coverage %	1.30%	0.90%
Wholesale | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 184,594,000	$ 179,305,000
Collateral value	$ 4,665,000	$ 4,763,000
ECL coverage %	0.80%	0.90%
Wholesale | Hong Kong | Commercial real estate loans and advances including loan commitments
Disclosure of financial assets [line items]
ECL coverage %	31.20%	28.50%
Wholesale | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 48,210,000	$ 54,099,000
Collateral value	$ 560,000	$ 2,151,000
ECL coverage %	3.00%	4.00%
Wholesale | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 181,314,000	$ 184,871,000
Collateral value	$ 8,007,000	$ 8,243,000
ECL coverage %	0.90%	0.60%
Wholesale | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 42,581,000	$ 44,425,000
ECL coverage %	3.00%	4.70%
Wholesale | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 782,747,000	$ 756,113,000
ECL coverage %	0.50%	0.60%
Wholesale | Not collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,504,000	$ 6,029,000
ECL coverage %	1.90%	0.90%
Wholesale | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 147,562,000	$ 141,648,000
ECL coverage %	0.90%	1.00%
Wholesale | Not collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,096,000	$ 21,427,000
ECL coverage %	5.00%	8.80%
Wholesale | Not collateralised | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 125,551,000	$ 122,454,000
ECL coverage %	0.70%	0.50%
Wholesale | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 54,253,000	$ 63,352,000
ECL coverage %	1.20%	1.00%
Wholesale | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 102,895,000	$ 135,738,000
ECL coverage %	0.60%	0.50%
Wholesale | Fully collateralised by LTV ratio | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,638,000	$ 12,569,000
ECL coverage %	0.60%	0.70%
Wholesale | Fully collateralised by LTV ratio | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28,566,000	$ 29,291,000
ECL coverage %	0.60%	0.60%
Wholesale | Fully collateralised by LTV ratio | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 27,287,000	$ 30,219,000
ECL coverage %	1.20%	0.80%
Wholesale | Fully collateralised by LTV ratio | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36,055,000	$ 42,674,000
ECL coverage %	0.70%	0.50%
Wholesale | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,696,000	$ 8,768,000
ECL coverage %	5.80%	1.00%
Wholesale | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 59,722,000	$ 64,941,000
ECL coverage %	1.50%	1.30%
Wholesale | Partially collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,233,000	$ 1,936,000
ECL coverage %	5.30%	2.00%
Wholesale | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,466,000	$ 8,366,000
ECL coverage %	0.80%	1.20%
Wholesale | Partially collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 827,000	$ 2,453,000
ECL coverage %	12.90%	0.70%
Wholesale | Partially collateralised | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19,708,000	$ 19,743,000
ECL coverage %	2.60%	1.20%
Wholesale | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28,089,000	$ 32,378,000
ECL coverage %	0.90%	0.70%
Wholesale | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 45,495,000	$ 51,190,000
ECL coverage %	0.50%	0.50%
Wholesale | – less than 50% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,824,000	$ 4,072,000
ECL coverage %	0.80%	0.60%
Wholesale | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,944,000	$ 10,326,000
ECL coverage %	0.50%	0.50%
Wholesale | – less than 50% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,626,000	$ 21,323,000
ECL coverage %	0.70%	0.50%
Wholesale | – less than 50% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17,177,000	$ 19,303,000
ECL coverage %	0.50%	0.40%
Wholesale | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,923,000	$ 21,983,000
ECL coverage %	1.30%	1.10%
Wholesale | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25,611,000	$ 33,120,000
ECL coverage %	1.00%	0.60%
Wholesale | – 51% to 75% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,964,000	$ 6,347,000
ECL coverage %	0.60%	0.60%
Wholesale | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,004,000	$ 9,692,000
ECL coverage %	0.70%	0.70%
Wholesale | – 51% to 75% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,836,000	$ 6,554,000
ECL coverage %	1.80%	1.40%
Wholesale | – 51% to 75% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,567,000	$ 14,312,000
ECL coverage %	1.40%	0.50%
Wholesale | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,598,000	$ 5,031,000
ECL coverage %	2.10%	2.10%
Wholesale | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,043,000	$ 13,169,000
ECL coverage %	0.60%	0.90%
Wholesale | – 76% to 90% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,929,000	$ 1,121,000
ECL coverage %	0.30%	1.50%
Wholesale | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,438,000	$ 3,171,000
ECL coverage %	0.90%	1.30%
Wholesale | – 76% to 90% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,040,000	$ 1,591,000
ECL coverage %	4.40%	2.30%
Wholesale | – 76% to 90% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,020,000	$ 5,383,000
ECL coverage %	0.70%	0.90%
Wholesale | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,643,000	$ 3,960,000
ECL coverage %	1.80%	1.90%
Wholesale | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,746,000	$ 38,259,000
ECL coverage %	0.20%	0.20%
Wholesale | – 91% to 100% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 921,000	$ 1,029,000
ECL coverage %	0.30%	0.60%
Wholesale | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,180,000	$ 6,102,000
ECL coverage %	0.30%	0.30%
Wholesale | – 91% to 100% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 785,000	$ 751,000
ECL coverage %	0.60%	1.90%
Wholesale | – 91% to 100% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,291,000	$ 3,676,000
ECL coverage %	0.10%	0.50%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 75,377,000	$ 90,041,000
Collateral value	$ 1,255,000	$ 4,004,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 852,052,000	$ 839,167,000
Collateral value	$ 22,800,000	$ 24,505,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,129,000	$ 15,986,000
Collateral value	$ 296,000	$ 524,000
ECL coverage %	0.20%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 165,643,000	$ 146,376,000
Collateral value	$ 3,832,000	$ 3,508,000
ECL coverage %	0.10%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 33,680,000	$ 39,442,000
Collateral value	$ 119,000	$ 1,569,000
ECL coverage %	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 163,265,000	$ 163,034,000
Collateral value	$ 6,741,000	$ 6,619,000
ECL coverage %	0.00%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36,168,000	$ 36,754,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 713,028,000	$ 672,142,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,487,000	$ 4,644,000
ECL coverage %	0.40%	0.40%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 134,075,000	$ 117,824,000
ECL coverage %	0.10%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,380,000	$ 16,889,000
ECL coverage %	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 117,849,000	$ 114,025,000
ECL coverage %	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 37,090,000	$ 46,212,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 87,488,000	$ 113,339,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,139,000	$ 9,762,000
ECL coverage %	0.20%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24,552,000	$ 22,217,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17,115,000	$ 20,783,000
ECL coverage %	0.10%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28,291,000	$ 32,857,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,119,000	$ 7,075,000
ECL coverage %	0.20%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 51,536,000	$ 53,686,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 503,000	$ 1,580,000
ECL coverage %	0.20%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,016,000	$ 6,335,000
ECL coverage %	0.20%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 185,000	$ 1,770,000
ECL coverage %	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17,125,000	$ 16,152,000
ECL coverage %	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,522,000	$ 24,391,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 39,432,000	$ 42,953,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,903,000	$ 3,514,000
ECL coverage %	0.20%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,183,000	$ 7,385,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,935,000	$ 15,425,000
ECL coverage %	0.10%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,500,000	$ 16,175,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,392,000	$ 16,086,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,169,000	$ 24,011,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,202,000	$ 4,826,000
ECL coverage %	0.20%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,544,000	$ 6,966,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,534,000	$ 4,102,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,331,000	$ 9,461,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,554,000	$ 3,140,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,016,000	$ 10,194,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,173,000	$ 749,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,942,000	$ 2,256,000
ECL coverage %	0.10%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 336,000	$ 657,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,896,000	$ 4,245,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,622,000	$ 2,595,000
ECL coverage %	0.20%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,871,000	$ 36,181,000
ECL coverage %	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 861,000	$ 673,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,883,000	$ 5,610,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 310,000	$ 599,000
ECL coverage %	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,564,000	$ 2,976,000
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17,316,000	$ 21,792,000
Collateral value	$ 457,000	$ 1,061,000
ECL coverage %	3.80%	2.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 80,608,000	$ 105,027,000
Collateral value	$ 2,519,000	$ 4,266,000
ECL coverage %	1.10%	1.00%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,649,000	$ 4,039,000
Collateral value	$ 350,000	$ 171,000
ECL coverage %	2.20%	1.50%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,923,000	$ 28,045,000
Collateral value	$ 581,000	$ 1,080,000
ECL coverage %	2.40%	1.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,419,000	$ 11,386,000
Collateral value	$ 41,000	$ 535,000
ECL coverage %	4.90%	2.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,790,000	$ 19,328,000
Collateral value	$ 627,000	$ 1,306,000
ECL coverage %	1.20%	0.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,709,000	$ 5,128,000
ECL coverage %	9.00%	3.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62,844,000	$ 76,261,000
ECL coverage %	0.90%	0.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,890,000	$ 1,288,000
ECL coverage %	3.80%	2.00%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,822,000	$ 20,401,000
ECL coverage %	2.50%	1.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,312,000	$ 2,323,000
ECL coverage %	14.30%	6.50%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,389,000	$ 7,523,000
ECL coverage %	0.60%	0.40%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,909,000	$ 15,177,000
ECL coverage %	1.70%	2.50%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,992,000	$ 19,747,000
ECL coverage %	2.00%	1.40%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,194,000	$ 2,512,000
ECL coverage %	1.10%	1.30%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,046,000	$ 5,912,000
ECL coverage %	2.40%	1.70%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,045,000	$ 8,447,000
ECL coverage %	1.40%	2.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,866,000	$ 8,918,000
ECL coverage %	2.10%	1.30%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 698,000	$ 1,487,000
ECL coverage %	2.80%	1.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,772,000	$ 9,019,000
ECL coverage %	0.80%	0.70%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 565,000	$ 239,000
ECL coverage %	2.90%	1.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,055,000	$ 1,732,000
ECL coverage %	1.30%	1.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62,000	$ 616,000
ECL coverage %	1.90%	0.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,535,000	$ 2,887,000
ECL coverage %	0.40%	0.60%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,154,000	$ 7,413,000
ECL coverage %	1.70%	1.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,360,000	$ 7,069,000
ECL coverage %	1.60%	1.50%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 761,000	$ 507,000
ECL coverage %	1.50%	1.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,288,000	$ 2,340,000
ECL coverage %	2.20%	1.20%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,589,000	$ 5,604,000
ECL coverage %	1.30%	1.50%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,774,000	$ 2,898,000
ECL coverage %	1.40%	1.40%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,840,000	$ 5,240,000
ECL coverage %	2.20%	3.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,643,000	$ 8,222,000
ECL coverage %	2.80%	1.30%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,693,000	$ 1,418,000
ECL coverage %	1.20%	1.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,216,000	$ 2,292,000
ECL coverage %	2.70%	1.70%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,059,000	$ 2,140,000
ECL coverage %	2.20%	3.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,766,000	$ 4,515,000
ECL coverage %	3.00%	1.20%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,277,000	$ 1,437,000
ECL coverage %	0.90%	3.50%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,515,000	$ 2,531,000
ECL coverage %	1.60%	1.60%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 732,000	$ 292,000
ECL coverage %	0.40%	1.30%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 367,000	$ 809,000
ECL coverage %	2.30%	2.50%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,050,000	$ 619,000
ECL coverage %	1.10%	1.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 752,000	$ 863,000
ECL coverage %	1.90%	1.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 638,000	$ 1,087,000
ECL coverage %	2.30%	2.30%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,474,000	$ 1,925,000
ECL coverage %	0.80%	1.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,000	$ 295,000
ECL coverage %	7.70%	1.60%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 175,000	$ 471,000
ECL coverage %	2.10%	2.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 347,000	$ 84,000
ECL coverage %	0.50%	0.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 574,000	$ 642,000
ECL coverage %	0.30%	0.40%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,773,000	$ 4,662,000
Collateral value	$ 570,000	$ 115,000
ECL coverage %	17.70%	45.60%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,675,000	$ 12,564,000
Collateral value	$ 1,162,000	$ 993,000
ECL coverage %	31.20%	32.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 551,000	$ 474,000
Collateral value	$ 69,000	$ 62,000
ECL coverage %	15.50%	17.10%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,024,000	$ 4,884,000
Collateral value	$ 252,000	$ 175,000
ECL coverage %	23.90%	18.30%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,093,000	$ 3,256,000
Collateral value	$ 397,000	$ 39,000
ECL coverage %	16.60%	55.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,238,000	$ 2,487,000
Collateral value	$ 639,000	$ 318,000
ECL coverage %	31.90%	31.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,704,000	$ 2,543,000
ECL coverage %	47.50%	72.40%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,870,000	$ 7,702,000
ECL coverage %	41.50%	40.00%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 127,000	$ 97,000
ECL coverage %	27.80%	12.40%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,661,000	$ 3,423,000
ECL coverage %	32.40%	23.20%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,404,000	$ 2,215,000
ECL coverage %	47.90%	78.70%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,313,000	$ 906,000
ECL coverage %	58.10%	57.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,254,000	$ 1,963,000
ECL coverage %	7.80%	12.00%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,394,000	$ 2,629,000
ECL coverage %	8.00%	10.70%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 305,000	$ 295,000
ECL coverage %	8.20%	13.90%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 968,000	$ 1,162,000
ECL coverage %	5.80%	3.70%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,127,000	$ 989,000
ECL coverage %	5.80%	5.00%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,877,000	$ 877,000
ECL coverage %	5.30%	6.60%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 815,000	$ 156,000
ECL coverage %	19.70%	30.20%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,411,000	$ 2,233,000
ECL coverage %	34.30%	32.20%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 119,000	$ 82,000
ECL coverage %	21.10%	34.20%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 395,000	$ 299,000
ECL coverage %	10.80%	18.40%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 562,000	$ 52,000
ECL coverage %	17.60%	24.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,048,000	$ 704,000
ECL coverage %	46.80%	30.20%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,413,000	$ 574,000
ECL coverage %	5.70%	13.10%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,703,000	$ 1,168,000
ECL coverage %	6.90%	11.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 160,000	$ 51,000
ECL coverage %	8.00%	21.60%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 473,000	$ 601,000
ECL coverage %	2.80%	1.30%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,102,000	$ 294,000
ECL coverage %	3.80%	1.40%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 903,000	$ 230,000
ECL coverage %	5.10%	11.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,691,000	$ 657,000
ECL coverage %	7.60%	9.30%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 778,000	$ 887,000
ECL coverage %	12.00%	6.40%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 69,000	$ 103,000
ECL coverage %	12.00%	16.40%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 244,000	$ 434,000
ECL coverage %	7.00%	3.60%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,243,000	$ 312,000
ECL coverage %	6.20%	2.10%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 449,000	$ 336,000
ECL coverage %	8.30%	3.10%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 767,000	$ 454,000
ECL coverage %	12.50%	11.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 512,000	$ 421,000
ECL coverage %	7.10%	10.30%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24,000	$ 80,000
ECL coverage %	10.20%	14.90%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 129,000	$ 106,000
ECL coverage %	15.30%	15.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 654,000	$ 315,000
ECL coverage %	11.80%	8.00%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 372,000	$ 253,000
ECL coverage %	3.60%	2.00%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 383,000	$ 278,000
ECL coverage %	12.30%	16.60%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 401,000	$ 153,000
ECL coverage %	6.30%	27.60%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 52,000	$ 61,000
ECL coverage %	2.70%	1.90%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 122,000	$ 21,000
ECL coverage %	5.30%	14.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 128,000	$ 68,000
ECL coverage %	2.40%	20.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 153,000	$ 58,000
ECL coverage %	1.70%	27.00%
Wholesale | Lifetime expected credit losses | – POCI | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 64,000	$ 50,000
Collateral value	$ 29,000	$ 26,000
ECL coverage %	45.80%	14.50%
Wholesale | Lifetime expected credit losses | – POCI | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29,000	$ 34,000
Collateral value	$ 1,000	$ 1,000
ECL coverage %	72.80%	67.10%
Wholesale | Lifetime expected credit losses | – POCI | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 46,000	$ 35,000
Collateral value	$ 26,000	$ 17,000
ECL coverage %	48.60%	20.70%
Wholesale | Lifetime expected credit losses | – POCI | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,000	$ 0
Collateral value	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,000	$ 15,000
Collateral value	$ 3,000	$ 8,000
ECL coverage %	38.10%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,000	$ 22,000
Collateral value	$ 0	$ 0
ECL coverage %	98.10%	94.70%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,000	$ 8,000
ECL coverage %	14.20%	6.80%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,000	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,000	$ 23,000
ECL coverage %	98.10%	89.80%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,000	$ 22,000
ECL coverage %	98.10%	94.70%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 64,000	$ 50,000
ECL coverage %	45.80%	14.50%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,000	$ 3,000
ECL coverage %	7.00%	38.40%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 46,000	$ 35,000
ECL coverage %	48.60%	20.70%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,000	$ 15,000
ECL coverage %	38.10%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,000	$ 0
ECL coverage %	98.10%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,000	$ 0
ECL coverage %	98.10%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 23,000
ECL coverage %	0.00%	90.60%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 22,000
ECL coverage %	0.00%	94.70%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%